RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Amounts due to related parties
	2019	2018
Advances from directors (interest at prime plus 1%)	$160,643	$93,391
Entities controlled by directors (non-interest-bearing)	130,444	88,461
	$291,087	$181,852

Amounts charged by related parties

During the years ended December 31, 2019, 2018 and 2017, the following amounts were charged by related parties.

	2019	2018	2017
Interest charged on amounts due to related parties	$5,452	$4,312	$3,301
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 14)	12,000	17,600	28,627
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 14)	28,784	38,279	85,186
	$76,236	$90,191	$147,114